NOTE 9 (Details) (USD $)	3 Months Ended	9 Months Ended
	Apr. 15, 2008	Sep. 30, 2014	Feb. 20, 2013	Dec. 22, 2011	Dec. 28, 2010
Details
Common Stock Issued	1,082,500 [1]	40,000
Common Stock Issued - Value		$ 34,000
Restricted Shares Common Stock Issued			40,000	40,000	30,000
Stock Payable		17,000
Accrued Dividends Payable Settled with Issuance of Common Stock		$ 1,024,198
Common Stock Issued to Settle Accrued Dividends Payable		1,206,387

[1]	$0.85 per common share